SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2016
SHORT-TERM BORROWINGS [Abstract]
SHORT-TERM BORROWINGS
14. SHORT-TERM BORROWINGS

Short-term borrowings consisted of the following:

		As of December 31
		2015	2016
	Maturities	RMB	RMB
Unsecured short-term borrowings from third party	September, 2015	2,300	-
Total Short-term borrowings		2,300	-

The weighted average interest rate of short-term loans outstanding was 10.0% and nil per annum as of December 31, 2015 and 2016. The fair values of the short-term loans approximate their carrying amounts. The weighted average short-term borrowings for the years ended December 31, 2015 and 2016 was RMB 11,031 and RMB 1,109, respectively.

The short-term borrowings incurred interest expenses for the years ended December 31, 2014, 2015 and 2016 amounting to RMB 25,057, RMB 4,292 and RMB 115, respectively. There was neither capitalization as additions to construction in progress nor guarantee fees for each of three years ended December 31, 2014, 2015 and 2016.